1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Policies Tables
Accounts of entities
Name of consolidated subsidiary	State or other jurisdiction of incorporation or organization	Date of incorporation or formation	Attributable interest

SeD USA, LLC	The State of Delaware, U.S.A.	August 20, 2014	100%
150 Black Oak GP, Inc.	The State of Texas, U.S.A.	January 23, 2014	50%
SeD Development USA, Inc.	The State of Delaware, U.S.A.	March 13, 2014	100%
150 CCM Black Oak Ltd.	The State of Texas, U.S.A.	March 17, 2014	69%
SeD Ballenger, LLC	The State of Delaware, U.S.A.	July 7, 2015	100%
SeD Maryland Development, LLC	The State of Delaware, U.S.A.	October 16, 2014	83.55%
SeD Development Management, LLC	The State of Delaware, U.S.A.	June 18, 2015	85%
SeD Builder, LLC	The State of Delaware, U.S.A.	October 21, 2015	100%
SeD Texas Home, LLC	The State of Delaware, U.S.A.	June 16, 2015	100%

Name of consolidated subsidiary	State or other jurisdiction of incorporation or organization	Date of incorporation or formation	Attributable interest

SeD USA, LLC	The State of Delaware, U.S.A.	August 20, 2014	100%
150 Black Oak GP, Inc.	The State of Texas, U.S.A.	January 23, 2014	50%
SeD Development USA, Inc.	The State of Delaware, U.S.A.	March 13, 2014	100%
150 CCM Black Oak Ltd.	The State of Texas, U.S.A.	March 17, 2014	68.50%
SeD Ballenger, LLC	The State of Delaware, U.S.A.	July 7, 2015	100%
SeD Maryland Development, LLC	The State of Delaware, U.S.A.	October 16, 2014	83.55%
SeD Development Management, LLC	The State of Delaware, U.S.A.	June 18, 2015	85%
SeD Builder, LLC	The State of Delaware, U.S.A.	October 21, 2015	100%
SeD Texas Home, LLC	The State of Delaware, U.S.A.	June 16, 2015	100%